Property, plant and equipment - Text details (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Property, plant and equipment [abstract]
Committed future leases not yet commenced	€ 128
Minimum payments under sale-and-leaseback arrangements	€ 55	€ 43